UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period    ______________ to ______________.

Date of Report (Date of earliest event reported):       ______________

Commission File Number of securitizer:      ______________

Central Index Key Number of securitizer:      ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001176320

Central Index Key Number of sponsor: N/A

Sequoia Mortgage Trust 2020-4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001822660

Central Index Key Number of underwriter (if applicable): N/A

Cara Newman, (415) 389-7373

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.      Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 16, 2020

SEQUOIA RESIDENTIAL FUNDING, INC. (Depositor)

By:	/s/ Jeremy Strom
	Name:	Jeremy Strom
	Title:	Senior Officer in Charge of Securitization

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Loan Level Tape Compare Upload
99.3	Clayton Rating Agency ATR QM Data Fields
99.4	Clayton ATR QM Upload
99.5	Clayton Valuations Summary
99.6	Clayton Conditions Report 2.0
99.7	Clayton Waived Conditions Summary
99.8	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Executive Summary
99.9	EdgeMAC Securitization Report Set
99.10	AMC Diligence LLC (“AMC”) Executive Summary
99.11	AMC Securitization Report Set
99.12	AMC Data Compare
99.13	Reserved
99.14	Reserved
99.15	Reserved
99.16	Inglet Blair, LLC ("Inglet Blair") Form ABS Due Diligence 15-E
99.17	Inglet Blair Data Comparison Report
99.18	Inglet Blair Exception Report
99.19	Inglet Blair Grading Summary Report
99.20	Inglet Blair Valuation Report
99.21	Reserved
99.22	Reserved
99.23	Digital Risk, LLC ("Digital Risk") Form ABS Due Diligence 15-E
99.24	Digital Risk Exception Report
99.25	Digital Risk Valuation Securitization Report
99.26	Digital Risk QM Status Report
99.27	Digital Risk Rating Agency Report
99.28	Digital Risk Data Integrity Report
99.29	Reserved
99.30	Ernst & Young’s Report of Independent Accountants on Applying Agreed-Upon Procedures